Changes in Accrued Product Warranty Cost (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Product Liability Contingency [Line Items]
Balance at beginning of year	¥ 11,691	¥ 13,343
Addition	13,553	14,296
Utilization	(12,503)	(14,649)
Other	(578)	(1,299)
Balance at end of year	¥ 12,163	¥ 11,691